Assets Held For Sale And Derecognition Of Asset - Schedule of Book Value of Plants in Assets Held for Sale Group (Details) R$ in Millions	1 Months Ended
Oct. 31, 2025 BRL (R$)
IfrsStatementLineItems [Line Items]
Capital loss on derecognition of asset	R$ 12
Mang Participacoese Agropecuaria Ltda [Member] | Alianca Geracao [Member] | Cemiggt [Member]
IfrsStatementLineItems [Line Items]
Total sales price	52
Value of the asset held for sale until the closing of the transaction	R$ (64)